Shareholders’ equity	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Shareholders’ equity

30	Shareholders’ equity

Accounting policy

Common shares are classified in shareholders’ equity. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium account. Each time the repayment of a share premium is decided, such repayment shall be done pro-rata to the existing shareholders.

The distribution of dividends to the Company’s shareholders is recognized as a liability in the Company’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

Shares repurchased under buyback programs that are not cancelled, are reported as treasury shares and are deducted from shareholders’ equity. These shares are also deducted in the earnings per share calculation.

(a)	Capital

As of December 31, 2023, the outstanding capital of USD 132,439 (2022: USD 132,439) is comprised of 132,439 thousand subscribed and issued common shares (2022: 132,439 thousand), with par value of US$ 1.00 per share. In addition to the subscribed and issued common shares, NEXA also has an authorized, but unissued and unsubscribed share capital set at USD 231,925.

(b)	Treasury shares

On June 4, 2020, at NEXA’s Extraordinary General Meeting (“EGM”), the Company’s shareholders approved the cancellation of the 881,902 shares held in treasury, purchased based on a share buyback program in prior years. For this reason, after the cancellation that occurred on June 4, 2020, VSA holds 64.68% of NEXA’s equity.

(c)	Share premium

The share premium, if any, may be distributed to the shareholders in accordance with Luxembourg Commercial Companies Act by a resolution of the Board of Directors.

(d)	Additional paid in capital

Additional paid in capital arises from transactions recognized in equity that do not qualify as capital or share premium in accordance with Luxembourg Commercial Companies Act and, therefore, cannot be distributed to the shareholders of the Company.

(e)	Accumulated other comprehensive income

The changes in the accumulated other comprehensive income are as follows:

	Cumulative translation adjustment	Hedge accounting	Changes in fair value of financial instruments	Total
At January 01, 2021	(269,743)	1,266	(875)	(269,352)
Translation adjustment on foreign subsidiaries	(64,575)	-	-	(64,575)
Cash flow hedge accounting	-	327	-	327
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(7,441)	(7,441)
Changes in fair value of investments in equity instruments	-	-	(2,632)	(2,632)
At December 31, 2021	(334,318)	1,593	(10,948)	(343,673)
Translation adjustment on foreign subsidiaries	65,243	-	-	65,243
Cash flow hedge accounting	-	(331)	-	(331)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	343	343
Changes in fair value of investments in equity instruments	-	-	(3,608)	(3,608)
At December 31, 2022	(269,075)	1,262	(14,213)	(282,026)
Translation adjustment on foreign subsidiaries	81,315	-	-	81,315
Cash flow hedge accounting	-	(537)	-	(537)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(385)	(385)
Changes in fair value of investments in equity instruments	-	-	(1,466)	(1,466)
At December 31, 2023	(187,760)	725	(16,064)	(203,099)
Attributable to NEXA's shareholders				(169,094)
Attributable to non-controlling interests				(34,005)

(f)	Earnings per share

Basic earnings per share are computed by dividing the net income attributable to NEXA’s shareholders by the average number of outstanding shares for the year. Diluted earnings per share is computed in a similar way, but with the adjustment in the denominator when assuming the conversion of all shares that may be dilutive. The Company does not have any potentially dilutive shares and consequently the basic and diluted earnings per share are the same.

	2023	2022	2021
Net income (loss) for the year attributable to NEXA's shareholders	(289,354)	49,101	114,332
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,439
Earnings (losses) per share - USD	(2.18)	0.37	0.86

(g)	Dividend distribution

On February 15, 2023, the Company’s Board of Directors approved, subject to ratification by the Company’s shareholders at the 2024 annual shareholders’ meeting in accordance with Luxembourg laws, a cash distribution to the Company’s shareholders of approximately USD 25,000, which was paid on March 24, 2023 as share premium (special cash dividend).

On May 15, 2023, Enercan’s Board of Directors approved an additional dividend distribution to its shareholders related to the 2022 fiscal year and the Company’s subsidiary Pollarix S.A. (“Pollarix”) will be entitled to receive USD 15,426 (BRL 76,430). Pollarix received in cash the amount of (i) USD 1,059 (BRL 5,245) on April 27, 2023, (ii) USD 5,474 (BRL 27,124) on June 7, 2023, (iii) USD 9,199 (BRL 44,887) on September 20, 2023, (iv) USD 4,556 (BRL 22,567) on November 21, 2023, and (v) USD 1,812 (BRL 8,977) on December 14, 2023, from the outstanding amount of the dividend’s distribution.

On August 2, 2023, Pollarix's Board of Directors approved an additional distribution of dividends to its shareholders for the 2022 fiscal year. Nexa BR will be entitled to receive USD 4,959 (BRL 24,197) for common shares and the non-controlling interest will be entitled to receive USD 12,397 (BRL 60,492) for preferred shares. Pollarix paid in cash the total amount of USD 13,282 (BRL 64,806) by the end of September to the non-controlling interest.

On December 15, 2023, Pollarix’s Board of Directors approved an early distribution of dividends to its shareholders for the 2023 fiscal year. Nexa BR will be entitled to receive USD 1,542 (BRL 7,638) for common shares and the non-controlling interest will be entitled to receive USD 5,954 (BRL 29,489) for preferred shares. Pollarix paid in cash the total amount of USD 10,307 (BRL 51,058) by the end of December to the non-controlling interest.

Additionally, it is important to mention that Nexa Peru paid a total amount of USD 124 to the non-controlling interest regarding to the dividends distributed in previous years.

(h)	Non-controlling interests

Summarized balance sheet	NEXA PERU		Pollarix S.A.
	2023	2022	2023	2022
Current assets	581,466	658,099	12,283	9,822
Current liabilities	292,067	260,980	11,734	8,820
Current net assets	289,399	397,119	549	1,002

Non-current assets	1,361,412	1,282,556	73,312	68,984
Non-current liabilities	385,208	409,106	9,421	-
Non-current net assets	976,204	873,450	63,891	68,984

Net assets	1,265,603	1,270,569	64,440	69,986

Accumulated non-controlling interests	207,966	217,167	46,747	50,842

Summarized income statement	NEXA PERU		Pollarix S.A.
	2023	2022	2023	2022
Net revenues	735,337	892,389	11,740	6,906
Net income for the year	12,491	106,501	13,700	29,635
Other comprehensive income (loss)	-	7,308	5,606	9,686
Total comprehensive income for the year	12,491	113,809	19,306	39,321

Comprehensive income attributable to non-controlling interests	(9,206)	1,199	14,261	30,870
Dividends paid to non-controlling interests	124	-	23,589	24,592

Summarized statement of cash flows	NEXA PERU		Pollarix S.A.
	2023	2022	2023	2022
Net cash provided by (used in) operating activities	206,163	196,850	(5,189)	4,474
Net cash used in investing activities	(226,991)	(86,969)	36,993	-
Net cash (used in) provided by financing activities	(3,604)	(137,426)	(32,185)	(6,945)
(Decrease) increase in cash and cash equivalents	(26,145)	(28,582)	(381)	(2,471)